Segment Information (Details) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 JPY (¥) segment	Jun. 30, 2023 JPY (¥)	Dec. 31, 2023 JPY (¥) segment	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 JPY (¥)
Segment Reporting Information
Number of operating segments | segment	3		3
Revenues	¥ 3,475,281	¥ 3,150,790	¥ 6,827,943	¥ 6,954,057	¥ 5,409,825
Operating income (loss)	(636,674)	(379,046)	(391,579)	96,967	(470,587)
Depreciation and amortization	196,102	100,849	252,595	184,056	126,243
Relaxation Salon Segment
Segment Reporting Information
Revenues	3,138,956	2,811,984	6,059,851	5,972,913	5,196,540
Operating income (loss)	122,227	242,237	848,047	1,272,093	699,105
Depreciation and amortization	161,719	60,012	157,804	78,825	80,917
Digital Preventative Healthcare
Segment Reporting Information
Revenues	43,694	62,730	200,397	386,383	43,965
Operating income (loss)	(137,751)	(67,979)	(173,138)	(60,190)	(144,857)
Depreciation and amortization	15,794	12,467	27,574	20,100	11,113
Luxury Beauty
Segment Reporting Information
Revenues	292,631	276,076	567,695	594,761	169,320
Operating income (loss)	16,857	(11,687)	(84,490)	(23,735)	(6,538)
Depreciation and amortization	2,761	17,884	35,729	11,454	10,736
Operating segments
Segment Reporting Information
Revenues	3,475,281	3,150,790	6,827,943	6,954,057	5,409,825
Operating segments | Corporate and eliminations
Segment Reporting Information
Operating income (loss)	(638,007)	(541,617)	(981,998)	(1,091,201)	(1,018,297)
Depreciation and amortization	¥ 15,828	¥ 10,486	¥ 31,488	¥ 73,677	¥ 23,477